Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Central Index Key	dei_EntityCentralIndexKey	0000809586
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRSVX
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSVX
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRVIX
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNVIX
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRTVX
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNTVX

HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND
HEARTLAND SELECT VALUE FUND
INVESTMENT GOAL
The Select Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE SELECT VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold
Investor or Institutional Class Shares of the Select Value Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees HEARTLAND SELECT VALUE FUND (USD $)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HEARTLAND SELECT VALUE FUND	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.23%	0.21%
Total Annual Fund Operating Expenses	1.23%	0.96%

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Select Value Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HEARTLAND SELECT VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class Shares	125	390	675	1,487
Institutional Class Shares	98	306	531	1,177

PORTFOLIO TURNOVER
The Select Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SELECT VALUE FUND
The Select Value Fund invests primarily in a concentrated number (generally 40 to 60) of common stocks of all sizes, selected on a value basis and whose current market prices, in Heartland Advisors, Inc.'s ("Heartland Advisors")
judgment, are undervalued relative to their intrinsic value. They normally have market capitalizations in excess of  $500 million at the time of purchase. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors' perceptions of relative valuations, future prospects and market conditions.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Select Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of stocks of all sizes. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

PRINCIPAL RISKS OF INVESTING IN THE SELECT VALUE FUND
The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline. At times the Fund may invest in stocks of small or mid-sized companies, which are generally more volatile and less liquid than stocks of larger, more established companies.

As the Select Value Fund invests in a limited number of stocks (generally 40 to
60), a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the
Fund's share price and investment return.

PAST PERFORMANCE
The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at
www.heartlandfunds.com or by calling 1-800-432-7856.

TABLE I SELECT VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter:                      Worst Quarter:
2nd Quarter of 2003.... 23.10%     4th Quarter of 2008.... -23.59%

TABLE II SELECT VALUE FUND-AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/10)
Average Annual Total Returns HEARTLAND SELECT VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Return Before Taxes	17.77%	6.39%	9.43%	10.81%	Oct 11, 1996
Investor Class Shares After Taxes on Distributions	Return After Taxes on Distributions	17.68%	5.84%	9.03%	10.09%	Oct 11, 1996
Investor Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.68%	5.46%	8.32%	9.42%	Oct 11, 1996
Institutional Class Shares	Return Before Taxes	18.15%	6.58%	9.53%	10.88%	Oct 11, 1996
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	3.63%	7.41%	Oct 11, 1996
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.19%	Oct 11, 1996

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown for only Investor Class Shares, and after-tax returns for the
Institutional Class Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEARTLAND SELECT VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Select Value Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SELECT VALUE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor or Institutional Class Shares of the Select Value Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Select Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Select Value Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE SELECT VALUE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Select Value Fund invests primarily in a concentrated number (generally 40 to 60) of common stocks of all sizes, selected on a value basis and whose current market prices, in Heartland Advisors, Inc.'s ("Heartland Advisors")
judgment, are undervalued relative to their intrinsic value. They normally have market capitalizations in excess of  $500 million at the time of purchase. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors' perceptions of relative valuations, future prospects and market conditions.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Select Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of stocks of all sizes. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE SELECT VALUE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline. At times the Fund may invest in stocks of small or mid-sized companies, which are generally more volatile and less liquid than stocks of larger, more established companies.

As the Select Value Fund invests in a limited number of stocks (generally 40 to
60), a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the
Fund's share price and investment return.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at
www.heartlandfunds.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I SELECT VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:                      Worst Quarter:
2nd Quarter of 2003.... 23.10%     4th Quarter of 2008.... -23.59%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown for only Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown for only Investor Class Shares, and after-tax returns for the
Institutional Class Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	TABLE II SELECT VALUE FUND-AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/10)
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
HEARTLAND SELECT VALUE FUND | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996
HEARTLAND SELECT VALUE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996
HEARTLAND SELECT VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	675
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
Annual Return 2001	rr_AnnualReturn2001	16.43%
Annual Return 2002	rr_AnnualReturn2002	(13.85%)
Annual Return 2003	rr_AnnualReturn2003	35.66%
Annual Return 2004	rr_AnnualReturn2004	17.02%
Annual Return 2005	rr_AnnualReturn2005	13.49%
Annual Return 2006	rr_AnnualReturn2006	16.69%
Annual Return 2007	rr_AnnualReturn2007	4.02%
Annual Return 2008	rr_AnnualReturn2008	(31.23%)
Annual Return 2009	rr_AnnualReturn2009	38.63%
Annual Return 2010	rr_AnnualReturn2010	17.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996
HEARTLAND SELECT VALUE FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996
HEARTLAND SELECT VALUE FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996
HEARTLAND SELECT VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996

HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND
HEARTLAND VALUE PLUS FUND
INVESTMENT GOAL
The Value Plus Fund seeks long-term capital appreciation and modest current income.

FEES AND EXPENSES OF THE VALUE PLUS FUND
This table describes the fees and expenses that you may pay if you buy and hold
Investor or Institutional Class Shares of the Value Plus Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees HEARTLAND VALUE PLUS FUND (USD $)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HEARTLAND VALUE PLUS FUND	Investor Class Shares	Institutional Class Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.22%	0.16%
Total Annual Fund Operating Expenses	1.17%	0.86%

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HEARTLAND VALUE PLUS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class Shares	119	372	643	1,419
Institutional Class Shares	88	274	477	1,060

PORTFOLIO TURNOVER
The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE PLUS FUND
The Value Plus Fund invests primarily in a concentrated number (generally 40 to
70) of small-capitalization equity securities selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks.
The Fund primarily invests in companies with market capitalizations between
 $250 million and  $4 billion at the time of purchase.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Plus Fund is designed for investors who seek capital appreciation from small company stocks that may produce modest dividend income. It is designed for long-term investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE PLUS FUND
The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

The Fund invests in a limited number of stocks (generally 40 to 70). Therefore, a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund's share price and investment return.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decreases. There is no assurance that the income-producing features of the securities in which the Fund invests will reduce the risks associated with investing in small companies or the Fund's volatility.

PAST PERFORMANCE
The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at
www.heartlandfunds.com or by calling 1-800-432-7856.

TABLE I VALUE PLUS FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter:                       Worst Quarter:
2nd Quarter of 2003.... 23.86%      4th Quarter of 2008.... -22.79%

TABLE II VALUE PLUS FUND-AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/10)
Average Annual Total Returns HEARTLAND VALUE PLUS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Return Before Taxes	28.50%	9.68%	14.12%	11.74%	Oct 26, 1993
Investor Class Shares After Taxes on Distributions	Return After Taxes on Distributions	28.33%	8.62%	13.34%	10.33%	Oct 26, 1993
Investor Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.75%	8.16%	12.52%	9.83%	Oct 26, 1993
Institutional Class Shares	Return Before Taxes	28.85%	9.84%	14.20%	11.79%	Oct 26, 1993
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%	9.98%	Oct 26, 1993
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%	8.22%	Oct 26, 1993

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown for only Investor Class Shares, and after-tax returns for the
Institutional Class Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEARTLAND VALUE PLUS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Value Plus Fund seeks long-term capital appreciation and modest current income.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE VALUE PLUS FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor or Institutional Class Shares of the Value Plus Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE PLUS FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Value Plus Fund invests primarily in a concentrated number (generally 40 to
70) of small-capitalization equity securities selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks.
The Fund primarily invests in companies with market capitalizations between
 $250 million and  $4 billion at the time of purchase.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Plus Fund is designed for investors who seek capital appreciation from small company stocks that may produce modest dividend income. It is designed for long-term investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE VALUE PLUS FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

The Fund invests in a limited number of stocks (generally 40 to 70). Therefore, a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund's share price and investment return.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decreases. There is no assurance that the income-producing features of the securities in which the Fund invests will reduce the risks associated with investing in small companies or the Fund's volatility.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at
www.heartlandfunds.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I VALUE PLUS FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:                       Worst Quarter:
2nd Quarter of 2003.... 23.86%      4th Quarter of 2008.... -22.79%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown for only Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown for only Investor Class Shares, and after-tax returns for the
Institutional Class Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	TABLE II VALUE PLUS FUND-AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/10)
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
HEARTLAND VALUE PLUS FUND | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
HEARTLAND VALUE PLUS FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
HEARTLAND VALUE PLUS FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
Annual Return 2001	rr_AnnualReturn2001	34.76%
Annual Return 2002	rr_AnnualReturn2002	(3.79%)
Annual Return 2003	rr_AnnualReturn2003	53.56%
Annual Return 2004	rr_AnnualReturn2004	16.98%
Annual Return 2005	rr_AnnualReturn2005	1.34%
Annual Return 2006	rr_AnnualReturn2006	13.63%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	(17.88%)
Annual Return 2009	rr_AnnualReturn2009	26.37%
Annual Return 2010	rr_AnnualReturn2010	28.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
HEARTLAND VALUE PLUS FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
HEARTLAND VALUE PLUS FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
HEARTLAND VALUE PLUS FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993

HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND
HEARTLAND VALUE FUND
INVESTMENT GOAL
The Value Fund seeks long-term capital appreciation through investing in small companies.

FEES AND EXPENSES OF THE VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold
Investor or Institutional Class Shares of the Value Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees HEARTLAND VALUE FUND (USD $)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HEARTLAND VALUE FUND	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.14%	0.20%
Total Annual Fund Operating Expenses	1.14%	0.95%

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HEARTLAND VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class Shares	116	362	627	1,385
Institutional Class Shares	97	303	525	1,165

PORTFOLIO TURNOVER
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE FUND
The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than  $1.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities,
i.e., those with market capitalizations of less than  $300 million at the time of purchase.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks. It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE FUND
The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decrease.

PAST PERFORMANCE
The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at
www.heartlandfunds.com or by calling 1-800-432-7856.

TABLE I VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter:                                 Worst Quarter:
2nd Quarter of 2003.... 35.42%     4th Quarter of 2008.... -26.76%

TABLE II VALUE FUND-AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/10)
Average Annual Total Returns HEARTLAND VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Return Before Taxes	21.28%	5.09%	10.77%	13.19%	Dec 28, 1984
Investor Class Shares After Taxes on Distributions	Return After Taxes on Distributions	21.25%	4.16%	9.30%	11.34%	Dec 28, 1984
Investor Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.86%	4.24%	9.08%	11.12%	Dec 28, 1984
Institutional Class Shares	Return Before Taxes	21.50%	5.23%	10.84%	13.22%	Dec 28, 1984
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%	11.53%	Dec 28, 1984
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%	9.91%	Dec 28, 1984

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown for only Investor Class Shares and after-tax returns for the
Institutional Class Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEARTLAND VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Value Fund seeks long-term capital appreciation through investing in small companies.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE VALUE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor or Institutional Class Shares of the Value Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than  $1.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities,
i.e., those with market capitalizations of less than  $300 million at the time of purchase.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks. It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE VALUE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decrease.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at
www.heartlandfunds.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:                                 Worst Quarter:
2nd Quarter of 2003.... 35.42%     4th Quarter of 2008.... -26.76%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown for only Investor Class Shares and after-tax returns for the Institutional Class Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown for only Investor Class Shares and after-tax returns for the
Institutional Class Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	TABLE II VALUE FUND-AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/10)
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.76%)
HEARTLAND VALUE FUND | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1984
HEARTLAND VALUE FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1984
HEARTLAND VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Annual Return 2001	rr_AnnualReturn2001	29.45%
Annual Return 2002	rr_AnnualReturn2002	(11.49%)
Annual Return 2003	rr_AnnualReturn2003	70.16%
Annual Return 2004	rr_AnnualReturn2004	9.11%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	28.02%
Annual Return 2007	rr_AnnualReturn2007	(5.53%)
Annual Return 2008	rr_AnnualReturn2008	(39.53%)
Annual Return 2009	rr_AnnualReturn2009	44.49%
Annual Return 2010	rr_AnnualReturn2010	21.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1984
HEARTLAND VALUE FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1984
HEARTLAND VALUE FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1984
HEARTLAND VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $12.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,165
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1984